Other non-financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	$ 9,746	$ 6,822
of which: Deferred Contingent Capital Plan	1,709	1,614
of which: financial advisor compensation plans	1,483	1,463
of which: other compensation plans	4,723	2,680
of which: net defined benefit liability	796	469
of which: other compensation-related liabilities	1,035	596
Current tax liabilities	1,460	1,071
Deferred tax liabilities	325	236
VAT, withholding tax and other tax payables	1,120	592
Deferred income	635	235
Other	802	84
Total other non-financial liabilities	14,089	$ 9,040
Credit Suisse
Other Non-Financial Liabilities [Line Items]
Total other non-financial liabilities	$ 4,672